RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Aggregate Amount of Net Financial Instrument Positions (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ (428)	$ 134
Less: current portion	(376)	(142)
Long-term portion	(52)	276
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	511
Less: current portion	92
Long-term portion	419
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	939
Less: current portion	468
Long-term portion	471
IFRS 9 PPAs | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(52)	(103)
IFRS 9 PPAs | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	32
IFRS 9 PPAs | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	84
Energy derivative contracts | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(70)	(48)
Energy derivative contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	94
Energy derivative contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	164
Interest rate swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	46	105
Interest rate swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	87
Interest rate swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	41
Foreign exchange swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(239)	(8)
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	2
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	241
Investments in debt securities | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	296	566
Investments in debt securities | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	296
Investments in debt securities | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Tax equity | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(409)	$ (378)
Tax equity | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Tax equity | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ 409